DIVIDENDS (Details Textual)	1 Months Ended
Mar. 31, 2017 USD ($) $ / shares
Statement1 [Line Items]
Dividends paid, ordinary shares per share | $ / shares	$ 334.60
Dividends paid, ordinary shares | $	$ 1,674,000